Derivative Liabilities	6 Months Ended	12 Months Ended
	Dec. 31, 2025	Jun. 30, 2025
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Derivative Liabilities

Note 11- Derivative Liabilities

The convertible notes acquired in connection with the SWC acquisition on March 31, 2025, and certain notes issued during the six months ended December 31, 2025 (see Note 5), contain embedded conversion features with variable pricing terms. Because these features allow conversion into an indeterminate number of common shares based on the trading price of the Company’s common stock, they are not considered indexed to the Company’s own stock and therefore require bifurcation from the host debt instrument in accordance with ASC 815.

The Company accounts for the bifurcated embedded derivatives as derivative liabilities, measured at fair value with subsequent remeasurement at each reporting period. The derivative liabilities are classified within Level 3 of the fair value hierarchy due to the use of significant unobservable inputs.

Valuation Methodology

The Company used the Black-Scholes option pricing model to estimate the fair value of the embedded conversion option liabilities at both initial recognition and subsequent remeasurement dates.

The initial day-1 fair value of the derivative liabilities during the year ended June 30, 2025 was $1,413,568. These liabilities were remeasured to $1,102,992 at June 30, 2025 and to $3,190,262 at December 31, 2025.

NIGHTFOOD HOLDINGS, INC. AND SUBSIDIARIES

DBA TECHFORCE ROBOTICS

NOTES TO UNAUDITED CONDENSED CONSOLIDATED FINANCIAL STATEMENTS

DECEMBER 31, 2025

The model utilized the following key assumptions:

	December 31, 2025	June 30, 2025

Expected term (years)	0.77 – 1.68	2.18 - 2.43
Expected volatility	232.20% – 256.20%	207.70% - 233.30%
Expected dividends	0.00% – 0.00%	0.00% - 0.00%
Risk free interest rate	3.48% – 3.66%	3.72% - 3.89%

Derivative Liability Activity

Changes in the fair value of derivative liabilities are recognized in other income (expense) in the consolidated statements of operations.

For the three and six months ended December 31, 2025 and 2024, the Company recorded a change in fair value gain (loss) of its derivative liabilities as follows:

Three Months Ended December 31,
2025	2024

$1,688,040	$-

Six Months Ended December 31,
2025	2024

$737,987	$-

A reconciliation of the beginning and ending balances of derivative liabilities measured at fair value on a recurring basis using Level 3 inputs is presented below as of December 31, 2025 and June 30, 2025:

	Third Party	Related Party	Total
Derivative liabilities – June 30, 2024	$-	$-	$-
Fair value at commitment date	987,131	426,437	1,413,568
Gain on debt extinguishment	-	(500,678)	(500,678)
Fair value mark to market adjustment	(181,366)	371,468	190,102
Derivative liabilities – June 30, 2025	805,765	297,227	1,102,992
Fair value at commitment date	2,825,257	-	2,825,257
Fair value mark to market adjustment	(711,370)	(26,617)	(737,987)
Derivative liabilities – December 31, 2025	$2,919,652	$270,610	$3,190,262

NIGHTFOOD HOLDINGS, INC. AND SUBSIDIARIES

DBA TECHFORCE ROBOTICS

NOTES TO UNAUDITED CONDENSED CONSOLIDATED FINANCIAL STATEMENTS

DECEMBER 31, 2025

Related Party Component

A portion of the derivative liability relates to convertible notes held by the Company’s Chief Executive Officer and Chief Revenue Officer, who is also a member of the Board of Directors.

Debt Extinguishment and Related Impacts

During the year ended June 30, 2025, in connection with the conversion of principal on a convertible note (Loan #17), and consistent with ASC 470-50, the Company allocated a proportionate adjustment and remeasurement to the related derivative liability. This resulted in the recognition of a $500,678 gain on debt extinguishment, which is presented in other income (expense) in the consolidated statements of operations for that period.

During initial measurement in the prior fiscal year (year ended June 30, 2025), the Company determined that the fair value of the embedded derivative liabilities exceeded the proceeds allocated to the convertible note host instrument. Accordingly, the Company recorded a debt discount equal to the face amount of the note, and the excess — totaling $653,792 — was recognized as derivative expense in the consolidated statements of operations for that period.

For the three and six months ended December 31, 2025 and 2024, the Company recognized derivative expense as follows:

Three Months Ended December 31,
2025	2024

$895,757	$-

Six Months Ended December 31,
2025	2024

$895,757	$-

The derivative liabilities recognized during the six months ended December 31, 2025 arose from the issuance of convertible notes with an aggregate face value of $2,270,000. The fair value of the derivative liabilities at the commitment date of $2,825,257 exceeded the net proceeds of the notes, resulting in derivative expense of $895,757 recognized in the consolidated statement of operations. See Note 5 for additional information regarding the convertible notes and related debt discount.

See Notes 6 and 12 for additional fair value disclosures.

NIGHTFOOD HOLDINGS, INC. AND SUBSIDIARIES

DBA TECHFORCE ROBOTICS

NOTES TO UNAUDITED CONDENSED CONSOLIDATED FINANCIAL STATEMENTS

DECEMBER 31, 2025

Note 11- Derivative Liabilities

The convertible notes acquired in connection with the SWC acquisition on March 31, 2025 (see Note 5), contain embedded conversion features with variable pricing terms. These features provide for conversion into an indeterminate number of common shares based on the trading price of the Company’s common stock. As a result, the embedded conversion options are not considered indexed to the Company’s own stock and require bifurcation from the host debt instrument.

The Company accounts for the embedded derivative liabilities at fair value, with subsequent remeasurement at each reporting period. The derivative liabilities are classified as Level 3 fair value measurements under the fair value hierarchy, due to the use of significant unobservable inputs.

During the year ended June 30, 2025, the Company used the Black-Scholes option pricing model to estimate the fair value of the embedded conversion option liabilities, both on the commitment date and the remeasurement date. The initial day 1 commitment fair value was $1,413,568. These notes were subsequently remeasured at June 30, 2025, having a fair value of $1,102,992. The model utilized the following key assumptions:

June 30, 2025

Expected term (years)	2.18 - 2.43
Expected volatility	207.70% - 233.30%
Expected dividends	0.00% - 0.00%
Risk free interest rate	3.72% - 3.89%

A reconciliation of the beginning and ending balances of derivative liabilities measured at fair value on a recurring basis using Level 3 inputs is presented below as of June 30, 2025:

Derivative liabilities – June 30, 2024	$-
Fair value at commitment date	1,413,568
Gain on debt extinguishment	(500,678)
Fair value mark to market adjustment	190,102
Derivative liabilities – June 30, 2025	$1,102,992

In connection with the conversion of principal on a convertible note (loan #17), and consistent with the debt extinguishment guidance in ASC 470-50, the Company allocated a proportionate adjustment and remeasurement to the related derivative liability. This remeasurement resulted in the recognition of a $500,678 gain on debt extinguishment, which is presented in other income (expense) in the consolidated statements of operations.

NIGHTFOOD HOLDINGS, INC. AND SUBSIDIARIES

DBA TECHFORCE ROBOTICS

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

JUNE 30, 2025 AND 2024

Changes in the fair value of derivative liabilities are recognized in other income (expense) in the accompanying consolidated statements of operations. For the years ended June 30, 2025 and 2024, the Company recorded a change in fair value of ($190,102) and $0, respectively.

Upon initial measurement of the derivative liabilities, the Company determined that the fair value of the embedded derivative liability exceeded the proceeds received for the convertible note host instrument. As a result, the Company recorded a debt discount equal to the face amount of the note, with the excess recorded as derivative expense in the consolidated statements of operations. This reflects the obligation to settle the derivative feature at a fair value greater than the consideration received for the debt host on the commitment date.

For the years ended June 30, 2025 and 2024, the Company recognized a derivative expense of $653,792 and $0, respectively.

See Note 12 for related fair value disclosures.